Inventories (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Inventories
Finished goods	£ 4,024,000	£ 3,272,000	£ 3,165,000
Cost of inventory recognized during the period	£ 8,614,000	£ 7,042,000	£ 12,307,000